Retirement Benefit Obligations - Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Eurozone [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.37%	3.50%	3.59%
Pensions in payment	1.46%	1.62%	1.70%
Inflation	1.50%	1.65%	1.75%
Discount rate	1.43%	2.12%	2.05%
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	1.50%	1.50%	1.25%
Pensions in payment
Inflation	1.00%	1.00%	0.75%
Discount rate	0.30%	0.85%	0.70%
United States and Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.37%	3.38%	3.27%
Pensions in payment
Inflation	2.00%	2.00%	2.00%
Discount rate	3.14%	4.10%	3.52%
Medical cost trend rate	5.18%	1.55%	6.33%